Significant Accounting Policies (Details 3)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Seasonal influenza vaccine USD ($)	Dec. 31, 2011 Seasonal influenza vaccine USD ($)	Dec. 31, 2012 Inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine USD ($)	Dec. 31, 2011 Inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine USD ($)
Revenue Recognition
Sales return provisions							$ 1,300,000	$ 1,000,000	$ 1,700,000	$ 1,700,000
Sales return provision represented as a percentage of private pay market sales									5.40%	8.30%
Shipping and Handling
Shipping and handling costs, included in selling expenses	1,118,443	1,197,272	1,051,791
Advertising Expenses
Advertising costs, included in selling expenses	29,324	11,973	39,615
Exchange Rate Risks
Foreign exchange gain (loss), included in selling, general and administrative expenses	207,482	294,653	209,958
Cash and cash equivalents denominated in RMB	$ 70,173,071	$ 80,191,109	$ 46,420,594	437,185,251	510,392,021	306,923,681